Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Activities:
Net Income	$ 260,083	$ 393,694
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	156,353	143,374
Change in deferred taxes, net	(25,963)	27,838
(Gain) loss on sale of fixed assets and investments	328	(8,749)
Stock Option Compensation Expense	6,220	6,546
Cash outflow from hedging		(15,578)
Investment gain	0	(126,685)
Dividend income from equity method investees	18,582	32,425
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(40,702)	(104,401)
Inventories, net	(56,173)	(28,852)
Prepaid expenses, other current and non-current assets	35,587	138,932
Accounts receivable from/payable to related parties	(1,475)	(26,118)
Accounts payable, accrued expenses and other current and non-current liabilities	(99,671)	30,552
Income tax payable	62,249	18,199
Net cash provided by (used in) operating activities	315,418	481,177
Investing Activities:
Purchases of property, plant and equipment	(147,357)	(124,418)
Proceeds from sale of property, plant and equipment	1,327	1,849
Disbursements of loans to related parties	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(72,214)	(1,702,802)
Proceeds from divestitures	1,036	176,721
Net cash (used in) provided by investing activities	(217,208)	(1,648,650)
Financing Activities:
Short-term borrowings, net	7,039	(23,197)
Long-term debt and capital lease obligations, net	(32,317)	1,663,175
Increase (decrease) of accounts receivable securitization program	(162,000)	(333,250)
Proceeds from exercise of stock options	4,635	4,354
Capital (decrease) increase	0	0
Distributions to noncontrolling interests	(72,619)	(32,366)
Contributions from noncontrolling interests	8,795	5,350
Net cash (used in) provided by financing activities	(246,467)	1,284,066
Effect of exchange rate changes on cash and cash equivalents	(4,942)	6,339
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(153,199)	122,932
Cash and cash equivalents at beginning of period	688,040	457,292
Cash and cash equivalents at end of period	534,841	580,224
Issuers [Member]
Changes in assets and liabilities, net of amounts from businesses acquired:
Net cash provided by (used in) operating activities	2,971
Issuers [Member] | Total FMC-AG and Co. KGaA [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions		(313,741)
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	1,081	1,067
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties	8,547	4,829
Accounts payable, accrued expenses and other current and non-current liabilities		(7,273)
Income tax payable	616	639
Net cash provided by (used in) operating activities		(738)
Financing Activities:
Long-term debt and capital lease obligations, net	(2,972)	738
Capital (decrease) increase		0
Net cash (used in) provided by financing activities	(2,972)	738
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		0
Cash and cash equivalents at beginning of period	1
Cash and cash equivalents at end of period	0	0
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	225,499	370,498
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(117,240)
Depreciation and amortization	169	85
Change in deferred taxes, net	(14,876)	9,671
(Gain) loss on sale of fixed assets and investments	(12)
Cash outflow from hedging	(6,220)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(19,210)	139,972
Accounts receivable from/payable to related parties	(76,649)	(244,469)
Accounts payable, accrued expenses and other current and non-current liabilities	3,603	3,778
Income tax payable	(923)	(5,634)
Net cash provided by (used in) operating activities	29,397	3,863
Investing Activities:
Purchases of property, plant and equipment	(14)	(153)
Proceeds from sale of property, plant and equipment	17
Disbursements of loans to related parties	(22,515)	(15,680)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(23,152)	(1,637,673)
Proceeds from divestitures	0
Net cash (used in) provided by investing activities	(45,664)	(1,653,473)
Financing Activities:
Short-term borrowings, net	4,226	(13,837)
Long-term debt and capital lease obligations, net	0	1,668,422
Proceeds from exercise of stock options	4,113	3,771
Net cash (used in) provided by financing activities	8,339	1,658,356
Effect of exchange rate changes on cash and cash equivalents	8,461	(8,720)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	533	26
Cash and cash equivalents at beginning of period	78	2
Cash and cash equivalents at end of period	611	28
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	(11,711)	5,226
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,184	11,692
Change in deferred taxes, net	2,705	1,852
(Gain) loss on sale of fixed assets and investments	(115)	92
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(15,829)	(2,162)
Inventories, net	(12,488)	(30,891)
Prepaid expenses, other current and non-current assets	(9,435)	(18,058)
Accounts receivable from/payable to related parties	52,601	12,092
Accounts payable, accrued expenses and other current and non-current liabilities	19,261	31,404
Net cash provided by (used in) operating activities	37,173	11,247
Investing Activities:
Purchases of property, plant and equipment	(13,577)	(10,412)
Proceeds from sale of property, plant and equipment	180	0
Disbursements of loans to related parties	0	46
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,424)	(183)
Net cash (used in) provided by investing activities	(14,821)	(10,549)
Financing Activities:
Short-term borrowings, net	(22,794)	(498)
Net cash (used in) provided by financing activities	(22,794)	(498)
Effect of exchange rate changes on cash and cash equivalents	(2)	7
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(444)	207
Cash and cash equivalents at beginning of period	501	144
Cash and cash equivalents at end of period	57	351
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	161,636	297,279
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(181,689)	(292,855)
Depreciation and amortization		0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(6,047)	(35,608)
Accounts receivable from/payable to related parties	28,490	(8,660)
Accounts payable, accrued expenses and other current and non-current liabilities	(921)	658
Income tax payable	(13,065)	2,882
Net cash provided by (used in) operating activities	(11,596)	(36,304)
Investing Activities:
Disbursements of loans to related parties	83,644	53,715
Net cash (used in) provided by investing activities	83,644	53,715
Financing Activities:
Short-term borrowings, net		50,000
Long-term debt and capital lease obligations, net	1,659,914	(67,411)
Capital (decrease) increase		0
Net cash (used in) provided by financing activities	(72,048)	(17,411)
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	304,267	342,308
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	151,774	138,709
Change in deferred taxes, net	(7,422)	16,810
(Gain) loss on sale of fixed assets and investments	455	(8,808)
Cash outflow from hedging	0	4,765
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(24,873)	(102,239)
Inventories, net	(59,019)	(871)
Prepaid expenses, other current and non-current assets	70,411	52,450
Accounts receivable from/payable to related parties	(80,161)	206,929
Accounts payable, accrued expenses and other current and non-current liabilities	(115,523)	2,327
Income tax payable	50,431	47,874
Net cash provided by (used in) operating activities	286,106	548,461
Investing Activities:
Purchases of property, plant and equipment	(139,502)	(122,015)
Proceeds from sale of property, plant and equipment	1,130	1,816
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(69,095)	(1,702,618)
Proceeds from divestitures	1,036
Net cash (used in) provided by investing activities	(206,431)	(2,733,227)
Financing Activities:
Short-term borrowings, net	25,607	(58,862)
Long-term debt and capital lease obligations, net	(1,750,388)	1,110,476
Increase (decrease) of accounts receivable securitization program	1,569,962	(333,250)
Proceeds from exercise of stock options	522	583
Capital (decrease) increase	(1,359)	1,600,482
Distributions to noncontrolling interests	(72,619)	(32,366)
Contributions from noncontrolling interests	8,795	5,350
Net cash (used in) provided by financing activities	(219,480)	2,292,413
Effect of exchange rate changes on cash and cash equivalents	(13,401)	15,052
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(153,206)	122,699
Cash and cash equivalents at beginning of period	686,457	457,146
Cash and cash equivalents at end of period	533,251	579,845
Combining Adjustment [Member]
Operating Activities:
Net Income	(420,689)	(622,684)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	298,929	606,596
Depreciation and amortization	(7,774)	(7,112)
Change in deferred taxes, net	(6,370)	(495)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net	15,334	2,910
Prepaid expenses, other current and non-current assets	(132)	176
Accounts receivable from/payable to related parties	65,697	3,161
Accounts payable, accrued expenses and other current and non-current liabilities	1,182	(342)
Income tax payable	25,190	(27,562)
Net cash provided by (used in) operating activities	(28,633)	(45,352)
Investing Activities:
Purchases of property, plant and equipment	5,736	8,162
Disbursements of loans to related parties	(61,129)	1,049,050
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	21,457	1,637,672
Proceeds from divestitures	0
Net cash (used in) provided by investing activities	(33,936)	2,694,884
Financing Activities:
Long-term debt and capital lease obligations, net	61,129	(1,049,050)
Capital (decrease) increase	1,359	(1,600,482)
Net cash (used in) provided by financing activities	62,488	(2,649,532)
Effect of exchange rate changes on cash and cash equivalents		0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(81)	0
Cash and cash equivalents at beginning of period		0
Cash and cash equivalents at end of period	$ 922